Reconciliation of Net Income to Numerator for Computation of Basic and Diluted earnings Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 20,315	$ 2,861	¥ 7,559	¥ 10,226
Accretion of the redeemable noncontrolling interests	(717)	(101)	(591)	(350)
Numerator for basic EPS computation	19,598	2,760	6,968	9,876
Impact of diluted securities of subsidiaries and equity method investees	(44)	(6)
Numerator for diluted EPS calculation	¥ 19,554	$ 2,754	¥ 6,968	¥ 9,876